NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes payable in default, including related parties	$ 43,000	$ 0	$ 329,000
GPB
Notes payable in default, including related parties		0	17,000
Premium Finance insurance
Notes payable in default, including related parties	12,000		48,000
Dr. Cartwright
Notes payable in default, including related parties	31,000	0	1,000
Mr. Fowler
Notes payable in default, including related parties	$ 0	0	26,000
Mr. Mermelstein
Notes payable in default, including related parties		$ 0	$ 285,000